Convertible Debentures and Promissory Notes Payable (Details 1) - USD ($)	May 31, 2022	Nov. 30, 2021
Promissory notes payable	$ 167,693	$ 165,878
Promissory Notes Payable One [Member]
Promissory notes payable	$ 167,693	$ 165,878